Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2013	2012
Land and improvements	$1,489	$1,489
Buildings and improvements	9,656	9,422
Furniture and equipment	7,327	6,763
Leasehold improvements	260	260

	18,732	17,934
Accumulated depreciation	10,042	9,459

Premises and equipment, net	$8,690	$8,475

The Bank leases certain office locations. Total rental expense under these leases approximated $299 thousand, $298 thousand, and $187 thousand in 2013, 2012 and 2011, respectively. Depreciation expense amounted to $625 thousand, $567 thousand and $530 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

Future minimum lease payments at December 31, 2013 were as follows:

(Dollars in thousands)
2014	$299
2015	294
2016	172
2017	32

Total	$797